Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables

Credit risk exposure by risk rating grades for trade receivables is as follows:

	Weighted-Average Loss Rate	Gross Carrying Amount	Loss Allowance
Current (not past due)	0.0%	88,436	—
1-30 days past due	0.0%	16,315	—
31-60 days past due	0.0%	673	—
61-90 days past due	94.1%	555	(522)
More than 90 days past due	100.0%	1,402	(1,402)
September 30, 2024		107,381	(1,924)
Current (not past due)	0.0%	66,167	—
1-30 days past due	0.0%	15,839	—
31-60 days past due	0.0%	5,848	—
61-90 days past due	30.5%	750	(229)
More than 90 days past due	82.0%	3,090	(2,534)
September 30, 2023		91,694	(2,763)

Summary of Contractual Undiscounted Future Cash Flow

The following table summarizes the amount of contractual undiscounted future cash flow requirements as of September 30, 2024:

Contractual obligations by fiscal year	On demand	2025	2026	2027	2028	2029	Thereafter	Total
Interest-bearing loans and borrowings (excluding interest)	—	7,889	7,502	7,134	6,784	506,463	636,805	1,172,577
Tax receivable agreement liability *	504,475	—	—	—	—	—	—	504,475
Interest accrued on interest-bearing loan and borrowings **	—	61,597	57,042	56,294	55,950	45,000	4,564	280,447
Lease liabilities	—	49,304	44,181	29,283	17,230	13,681	67,402	221,081
Derivative liabilities	—	625	—	—	—	—	—	625
Trade and other payables	—	136,280	—	—	—	—	—	136,280
Accrued liabilities	—	29,411	—	—	—	—	—	29,411
Other liabilities	—	3,346	—	—	—	—	—	3,346
Total contractual obligations	504,475	288,452	108,725	92,711	79,964	565,144	708,771	2,348,242

* Tax receivable agreement liability is reflected fully as "On demand" as per the agreement. See Note 16 - Tax Receivable Agreement.

** Interest on loans and borrowings is based on expected forward interest rates.

Sensitivity Analysis for Foreign Exchange Risk

	Year ended September 30,
	2024	2023	2022
Change in EUR/USD + 10%	7,187	29,859	34,060
Change in EUR/USD - 10%	(8,784)	(36,495)	(41,629)
Change in EUR/CAD + 10%	(3,061)	2,467	3,851
Change in EUR/CAD - 10%	3,742	(3,015)	(4,707)
Change in EUR/JPY + 10%	(1,461)	(14)	69
Change in EUR/JPY - 10%	1,785	17	(84)

Amounts Related to Items Designated as Hedged Item

The amounts related to the Original EUR Term Loan designated as the hedged item were as follows:

	Nominal value	Carrying value	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness for the period	Change in value of hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss
September 30, 2024	—	—	Loans and borrowings	(1,469)	(1,469)	—
September 30, 2023	375,000	368,701	Loans and borrowings	1,611	1,611	—

Gains and losses from cash flow hedges

	Year ended September 30,
	2024	2023
Gains or losses from changes in fair value of hedging instruments
Recognized in equity	345	(345)
Recognized in profit or loss	—	—
Reclassification from the cash flow hedge reserve to profit or loss
Due to early discontinuation of the hedging relationship	549	—
Due to realization of the hedged item	1,224	272

Changes in the cash flow reserve

	Cash flow hedge reserve
	Hedging reserve	Cost of hedging reserve
October 1, 2022	—	—
Effective portion of changes in fair value	1,611	(2,228)
Amount reclassified to profit or loss	—	272
September 30, 2023	1,611	(1,956)
Effective portion of changes in fair value	(1,469)	41
Amount reclassified to profit or loss	(142)	1,915
Thereof due to early discontinuation of the hedging relationship	(142)	691
Thereof due to realization of the hedged item	—	1,224
September 30, 2024	—	—